PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Interest and dividend receivable excluded from fair value of pension plan assets	$ 57	$ 54
Sale of investments receivable excluded from fair value of pension plan assets	1	5
Accruals for pension administration expense excluded from fair value of pension plan assets	6	5
Taxes payable excluded from pension plan assets fair value	2	2
Payable to participants excluded from pension plan assets fair value	3
Receivable to participants excluded from pension plan assets fair value		1
Purchase of investments payable excluded from fair value of pension plan assets	1	7
Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	9,290	8,721
Total fair value of plan liabilities	3	1
Fair Value, Recurring | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	3	1
Pooled funds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,142	2,802
Cash and cash equivalents | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	106	89
Short-term securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	171	144
Derivative instruments | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1	3
Corporate shares - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	116	125
Corporate shares - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,942	2,829
Bonds and debentures - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,717	2,638
Bonds and debentures - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	95	91
Level 1 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,917	2,821
Total fair value of plan liabilities	0	0
Level 1 | Fair Value, Recurring | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0	0
Level 1 | Pooled funds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 | Cash and cash equivalents | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	106	89
Level 1 | Short-term securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 | Derivative instruments | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 | Corporate shares - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	116	125
Level 1 | Corporate shares - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,695	2,607
Level 1 | Bonds and debentures - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 | Bonds and debentures - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,231	3,131
Total fair value of plan liabilities	3	1
Level 2 | Fair Value, Recurring | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	3	1
Level 2 | Pooled funds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	33
Level 2 | Cash and cash equivalents | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 | Short-term securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	171	144
Level 2 | Derivative instruments | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1	3
Level 2 | Corporate shares - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 | Corporate shares - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	247	222
Level 2 | Bonds and debentures - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,717	2,638
Level 2 | Bonds and debentures - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	95	91
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,142	2,769	$ 2,315
Level 3 | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,142	2,769
Total fair value of plan liabilities	0	0
Level 3 | Fair Value, Recurring | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0	0
Level 3 | Pooled funds | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,142	2,769
Level 3 | Cash and cash equivalents | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 | Short-term securities | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 | Derivative instruments | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 | Corporate shares - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 | Corporate shares - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 | Bonds and debentures - Canadian | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 | Bonds and debentures - Foreign | Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 0	$ 0